Earnings/(loss) per Share (Schedule of Earnings Per Share, Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Net income / (loss)	$ 7,539	$ (706)
Dividends on series B preferred shares	(2,884)	(2,884)
Net income / (loss) attributed to common stockholders	$ 4,655	$ (3,590)
Weighted average number of common shares, basic	110,095,604	112,818,414
Earnings/(loss) per share, basic	$ 0.04	$ (0.03)
Weighted average number of common shares, diluted	110,095,604	112,818,414
Earnings/(loss) per share, diluted	$ 0.04	$ (0.03)